COMMITMENTS AND CONTINGENCIES (Details Narrative)									1 Months Ended		6 Months Ended	12 Months Ended
	May 22, 2024 shares	Jan. 09, 2024 USD ($)	Dec. 21, 2023 USD ($)	Jul. 14, 2023 $ / shares shares	Jul. 13, 2023 shares	May 18, 2023 shares	Apr. 13, 2023 USD ($) shares	Feb. 23, 2022 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	May 31, 2024 USD ($)	Dec. 26, 2023 $ / shares	Dec. 01, 2023 USD ($)	Jun. 28, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares
Product Liability Contingency [Line Items]
Maximum number of days available to underwriters to purchase units											45 days	45 days
Underwriting cash discount per unit | $ / shares											$ 0.20	$ 0.20
Underwriter cash discount | $											$ 5,000,000	$ 5,000,000
Aggregate deferred underwriting fee payable | $											750,000	750,000
Aggregate underwriter deferred portion | $											10,062,500	10,062,500
Deferred Underwriting fee payable | $																$ 10,812,500	$ 10,812,500
Aggregate underwriter cash discount | $											$ 750,000	$ 750,000
Deferred underwriting discount | $																$ 10,812,500
Number of shares agreed to transfer											750,000	750,000
Number of non-redeemable transferable shares											750,000	750,000
Fair value of non redeemable shares | $											$ 118,298	$ 118,298
Class A ordinary shares | $							$ 300,000
Share price | $ / shares									$ 11.27		$ 11.27
Convertible Notes Payable [Member]
Product Liability Contingency [Line Items]
Principal amount | $															$ 2,000,000
Interest rate															15.00%
First Share Price Target [Member]
Product Liability Contingency [Line Items]
Description of trading activities												20 out of any 30 consecutive Trading Days
Second Share PriceTarget [Member] | Secound Share Price Target [Member]
Product Liability Contingency [Line Items]
Description of trading activities												20 out of any 30 consecutive Trading Days during
Merger Agreement [Member]
Product Liability Contingency [Line Items]
Share price | $ / shares										$ 12.50		$ 12.50
Merger Agreement [Member] | First Commercial Sale [Member]
Product Liability Contingency [Line Items]
Sponsor earnout shares												1,000,000
Sale percentage										0.002%		0.002%
Merger Agreement [Member] | First Share Price Target [Member]
Product Liability Contingency [Line Items]
Sponsor earnout shares												1,000,000
Share price | $ / shares										$ 12.50		$ 12.50
Merger Agreement [Member] | Second Share PriceTarget [Member]
Product Liability Contingency [Line Items]
Sponsor earnout shares												1,000,000
Share price | $ / shares										$ 15.00		$ 15.00
Sponsor [Member] | Merger Agreement [Member] | First Commercial Sale [Member]
Product Liability Contingency [Line Items]
Sponsor earnout shares												1,000,000
Sponsor [Member] | Merger Agreement [Member] | First Share Price Target [Member]
Product Liability Contingency [Line Items]
Sponsor earnout shares												1,000,000
Sponsor [Member] | Merger Agreement [Member] | Second Share PriceTarget [Member]
Product Liability Contingency [Line Items]
Sponsor earnout shares												1,000,000
Common Stock [Member]
Product Liability Contingency [Line Items]
Number of shares issued	1,226,085					26,946,271
Common stock, par value | $ / shares														$ 0.0001
Common Stock [Member] | Merger Agreement [Member]
Product Liability Contingency [Line Items]
Sponsor earnout shares										6,000,000
Non Redemption Agreements [Member]
Product Liability Contingency [Line Items]
Number of non-redeemable transferable shares											150,000
Stock Redeemed or Called During Period, Value | $											$ 784,302
Purchase Agreement [Member] | New Sponsor [Member] | Private Placement Warrants [Member]
Product Liability Contingency [Line Items]
Number of shares issued				6,834,333
Underwriting Agreement [Member] | New Sponsor [Member] | Private Placement Warrants [Member]
Product Liability Contingency [Line Items]
Exercise price of warrant | $ / shares				$ 1.00
Merger Agreement [Member]
Product Liability Contingency [Line Items]
Business combination description											(a) $80,000,000 less (b) the amount by which Net Working Capital at Closing is less than $0, if any, less (c) Company Transaction Expenses, less (d) Company Indebtedness at Closing, less (e) the product of (i) the number of Rollover RSUs, multiplied by (ii) $10.00. Capitalized terms used herein have the meanings assigned in the Merger Agreement.	(a) $80,000,000 less (b) the amount by which Net Working Capital at Closing is less than $0, if any, less (c) Company Transaction Expenses, less (d) Company Indebtedness at Closing, less (e) the product of (i) the number of Rollover RSUs, multiplied by (ii) $10.00. Capitalized terms used herein have the meanings assigned in the Merger Agreement.
Debt instrument description									Additionally, the Amendment Agreement added three new covenants, which required Visiox to (i) use its best commercial efforts to complete all labeling and compliance requirements necessary to distribute its current product inventory to the extent reasonably acceptable to Visiox no later than June 30, 2024, (ii) raise capital in an amount no less than $500,000 on terms reasonably acceptable to the Company on or before June 30, 2024, and (iii) from May 30, 2024 until immediately following the closing, not make any expenditures in excess of $1,000 without the express approval of the Company, with the exception of ordinary payroll processing.
Merger Agreement [Member] | Minimum [Member]
Product Liability Contingency [Line Items]
Principal amount | $													$ 1,000,000
Tangible assets | $									$ 5,000,001		$ 5,000,001
indebtedness cap | $													$ 5
Merger Agreement [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Principal amount | $									2,000,000		2,000,000
indebtedness cap | $									$ 1,000,000.00		$ 1,000,000.00
Loan And Transfer Agreementt [Member]
Product Liability Contingency [Line Items]
Funded amount | $		$ 50,000	$ 250,000
Interest rate			8.00%
Advisory Services Agreement [Member]
Product Liability Contingency [Line Items]
Sponsor fees | $												$ 2,000,000.0
Advisory Services Agreement [Member] | Convertible Notes [Member]
Product Liability Contingency [Line Items]
Working capital loans										2,000,000
Advisory Services Agreement [Member] | Working Capital Loans [Member]
Product Liability Contingency [Line Items]
Working capital loans										1,000,000
Common Class A [Member]
Product Liability Contingency [Line Items]
Common stock, par value | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001
Common Class A [Member] | Investment Advisory, Management and Administrative Service [Member]
Product Liability Contingency [Line Items]
Working capital loans					80,000		50,000
Common Class A [Member] | Non Redeemed Agreement [Member] | Common Stock [Member]
Product Liability Contingency [Line Items]
Number of non-redeemable transferable shares	450,000
Common Class A [Member] | Sponsor [Member] | Common Stock [Member]
Product Liability Contingency [Line Items]
Number of non-redeemable transferable shares	75,000
Common Class A [Member] | Purchase Agreement [Member] | New Sponsor [Member]
Product Liability Contingency [Line Items]
Number of shares issued				4,317,500
Common Class A [Member] | Loan And Transfer Agreementt [Member]
Product Liability Contingency [Line Items]
Share price | $ / shares										$ 10.00		$ 10.00
Measurement Input, Share Price [Member]
Product Liability Contingency [Line Items]
Fair value pricing model									0.15	0.15	0.15	0.15
Measurement Input, Default Rate [Member]
Product Liability Contingency [Line Items]
Fair value pricing model									5	0.05	5	0.05
Measurement Input, Default Rate [Member] | Non Redemption Agreements [Member]
Product Liability Contingency [Line Items]
Fair value pricing model									50		50
Measurement Input, Option Volatility [Member]
Product Liability Contingency [Line Items]
Fair value pricing model									1.6	0.016	1.6	0.016
Measurement Input, Discount Rate [Member]
Product Liability Contingency [Line Items]
Fair value pricing model									4.14	0.0414	4.14	0.0414
Measurement Input, Discount Rate [Member] | Non Redemption Agreements [Member]
Product Liability Contingency [Line Items]
Fair value pricing model									5.16		5.16
Measurement Input, Price Volatility [Member]
Product Liability Contingency [Line Items]
Fair value pricing model									10.51	10.51	10.51	10.51
Measurement Input, Price Volatility [Member] | Non Redemption Agreements [Member]
Product Liability Contingency [Line Items]
Fair value pricing model									11.81		11.81
Over-Allotment Option [Member]
Product Liability Contingency [Line Items]
Number of units sold								3,750,000			3,750,000	3,750,000
IPO [Member]
Product Liability Contingency [Line Items]
Number of units sold								28,750,000
Deferred fee per unit | $ / shares									$ 0.35	$ 0.35	$ 0.35	$ 0.35
Aggregate underwriter deferred portion | $										$ 10,062,500	$ 10,062,500
Deferred Underwriting fee payable | $									$ 10,812,500	$ 10,812,500	$ 10,812,500	$ 10,812,500
Exercise price of warrant | $ / shares								$ 11.50
IPO [Member] | Private Placement Warrants [Member]
Product Liability Contingency [Line Items]
Share price | $ / shares								$ 1.50
IPO [Member] | Common Class A [Member]
Product Liability Contingency [Line Items]
Number of shares issued								25,000,000